Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2020		Oct. 31, 2019	Jan. 31, 2019
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 7,797		$ 7,814	$ 7,570
Measured at FVOCI	[1]	318		332	353
Interest income calculated using effective interest method		8,115		8,146	7,923
Other	[2]	121		106	68
Interest income	[3]	8,236		8,252	7,991
Measured at amortized cost	[1]	3,777		3,916	3,711
Measured at FVOCI	[1]	0
Interest expense calculated using effective interest method		3,777		3,916	3,711
Other		67	[4]		6
Interest expenses		$ 3,844		$ 3,916	$ 3,717

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $8,115 for the quarter ended January 31, 2020 (October 31, 2019 – $8,146; January 31, 2019 – $7,923).
[4]	The interest on lease liabilities was $30.